GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL.
GOODWILL

8.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows:

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2022
Goodwill	3,036	2,496	5,532
Accumulated impairment loss	(4)	(396)	(400)
	3,032	2,100	5,132
Goodwill acquired during the year	—	4	4
Net foreign exchange-goodwill	—	70	70
Net foreign exchange-impairment loss	—	(11)	(11)
Balance at December 31, 2022
Goodwill	3,036	2,570	5,606
Accumulated impairment loss	(4)	(407)	(411)
	3,032	2,163	5,195
Impairment loss recognized during the year	—	(4)	(4)
Net foreign exchange-goodwill	—	151	151
Net foreign exchange-impairment loss	—	(24)	(24)
Balance at December 31, 2023
Goodwill	3,036	2,721	5,757
Accumulated impairment loss	(4)	(435)	(439)
	3,032	2,286	5,318

As of December 31, 2022 and 2023, the estimated fair value of legacy Huazhu exceeded over 100% of its carrying value. As of December 31, 2022 and 2023, the estimated fair value of legacy DH exceeded its carrying value by approximately RMB769 and RMB490, which accounted for 25% and 17%of its carrying value, respectively. A 5% decline in the underlying projected cash flows or increase in the discount rate could not result in an impairment loss in 2022 and 2023.